CREDIT FACILITY AND LONG-TERM DEBT (Debt Maturities) (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt, Fiscal Year Maturity [Abstract]
2020		$ 21.4
2021		19.8
2022		20.9
2023		500.0
2024		0.0
Thereafter		725.0
Long-term Debt	$ 3,368.1	$ 1,287.1	$ 1,290.9